American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement
All Cap Growth Fund Heritage Fund NT Heritage Fund
Supplement dated February 3, 2017 ■ Summary Prospectus and Prospectus dated March 1, 2016

All changes are effective March 1, 2017.

The following replaces the Portfolio Managers section on page 3 of the summary prospectus and page 4 of the prospectus for All Cap Growth:
Portfolio Managers
Michael J. Orndorff, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2001.
Marcus A. Scott, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004.

The following replaces the Portfolio Managers section on page 4 of the summary prospectus for Heritage and page 4 of the prospectus for Heritage and NT Heritage:
Portfolio Managers
Greg Walsh, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2003.
Nalin Yogasundram, Portfolio Manager, has been a member of the team that manages the fund since 2013.

The following replaces The Fund Management Team section on pages 8-9 of the prospectus for All Cap Growth:
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Michael J. Orndorff
Mr. Orndorff, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2001. He joined American Century Investments in 1994 and became a portfolio manager in 2008. He has a bachelor’s degree in business administration from the University of Central Missouri and master’s degree in management from Boston University. He is a CFA charterholder and a certified public accountant.
Marcus A. Scott
Mr. Scott, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 2003 and became an investment analyst in 2004 and a portfolio manager in 2012. He has a bachelor’s degree in finance from Missouri State University and a master’s degree in finance from Texas A&M University. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

The following replaces The Fund Management Team section on pages 8-9 of the prospectus for Heritage and pages 7-8 of the prospectus for NT Heritage:
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Greg Walsh
Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2003 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor of art degree in economics and accounting from Claremont McKenna College and an MBA from The Wharton School at the University of Pennsylvania.
Nalin Yogasundram
Mr. Yogasundram, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2013 as an investment analyst and became a portfolio manager in 2016. Prior to joining American Century, he was an equity analyst for T. Rowe Price. He has bachelor’s degree from the University of Arkansas, a master’s degree from Southern Methodist University and an MBA from The Wharton School of the University of Pennsylvania.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

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